Earnings per share	6 Months Ended
Jun. 30, 2020
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Earnings per share
Note 14. Earnings per share
14.1 For the
six-month
periods ended June 30

	For the six-month period ended June 30,
	2019	2020
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(48,791)	(12,221)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	42,435,269	42,469,080
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	(1.15)	(0.29)
Diluted net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	(1.15)	(0.29)

(1)
When we have adjusted net loss, in accordance with IFRS, we use the weighted average number of outstanding shares, basic to compute the diluted adjusted net income (loss) attributable to shareholders of Cellectis ($/share). When we have adjusted net income, in accordance with IFRS, we use the weighted average number of outstanding shares, diluted to compute the diluted adjusted net income (loss) attributable to shareholders of Cellectis ($/share)

14.2 For the three-month periods ended June 30

	For the three-month period ended June 30,
	2019	2020
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(33,447)	(32,263)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	42,440,469	42,472,490
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis per share ($ / share)
Basic net income (loss) per share ($ /share)	(0.79)	(0.76)
Diluted net income (loss) per share ($ /share)	(0.79)	(0.76)

(1)
When we have adjusted net loss, in accordance with IFRS, we use the weighted average number of outstanding shares, basic to compute the diluted adjusted net income (loss) attributable to shareholders of Cellectis ($/share). When we have adjusted net income, in accordance with IFRS, we use the weighted average number of outstanding shares, diluted to compute the diluted adjusted net income (loss) attributable to shareholders of Cellectis ($/share)